ASSET UNDER DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Extractive Industries [Abstract]
Schedule of asset under development

(in thousands of $)	2017	2016
Purchase price installments	962,709	653,378
Interest costs capitalized	116,416	53,985
Other costs capitalized (1)	98,364	24,630
	1,177,489	731,993

(1) Other capitalized costs includes asset retirement obligation and direct overhead costs on the conversion of the Hilli.